Net Interest Expense and Other Net Finance Expense	12 Months Ended
Dec. 31, 2017
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Net Interest Expense and Other Net Finance Expense

30. Net Interest Expense and Other Net Finance Expense

Net interest expense	For the year ended December 31

	2017 $	2016 $

Interest on notes payable	2.9	4.4
Interest on revolving credit facilities	24.4	19.8
Interest on senior secured notes	-	5.8
Interest on finance leases	0.1	0.3
Other	1.6	1.1

Total interest expense	29.0	31.4

Interest income on available-for-sale investment debt securities	(2.4)	(2.1)
Other	(0.8)	(0.7)

Total interest income	(3.2)	(2.8)

Net interest expense	25.8	28.6

Other net finance expense	For the year ended
	December 31
	2017 $	2016 $

Amortization on available-for-sale investment debt securities	0.6	0.4
Bank charges	8.6	7.4

Total other finance expense	9.2	7.8

Realized gain on sale of available-for-sale investment debt securities	(1.4)	(0.1)
Derecognition of notes payable	(0.7)	(1.3)

Other net finance expense	7.1	6.4